Financial Instruments and Risk Management - Derivative Contracts (Details) (USD $)	Sep. 30, 2011 contracts	Sep. 30, 2010
Derivatives, Fair Value [Line Items]
Debt, Long-term and Short-term, Combined Amount	$ 2,368,500,000
Debt With Variable Interest Rates [Member]
Derivatives, Fair Value [Line Items]
Debt, Long-term and Short-term, Combined Amount	503,500,000
Debt Covered By Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Debt, Long-term and Short-term, Combined Amount	300,000,000
Commodity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	6,200,000	(1,000,000)
Commodity Contracts - Unrealized Gain (Loss) to be Reclassified During Next 12 Months	(5,600,000)
Number of open contracts	18
Derivative - Percent of Required Need Covered	90.00%
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	3,300,000	16,800,000
Number of open contracts	64
Derivative, Notional Amount	360,000,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	2,700,000
Foreign Exchange Contracts in Japan [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	(7,000)
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	$ (4,700,000)	$ (7,800,000)